Financial Instruments - Other Price Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of risk management strategy related to hedge accounting [line items]
Warrants to purchase shares of common stock | shares			6,200,000	6,200,000
Other Price Risk | Warrants
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase (decrease) in risk component	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	€ 2,140
Warrants to purchase shares of common stock | shares			19,710,000	19,710,000
Other Price Risk | Promissory notes
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount			$ 1,250	€ 1,051
Other Price Risk | Money Market Funds
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount				€ 99,919
Percentage of reasonably possible increase (decrease) in risk component	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	€ 9,992
Equity price Risk | Promissory notes
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount					$ 750	€ 627
Percentage of possible increase or decrease in share price		10.00%
Gain (loss) before tax due to possible change in share price		€ 73